Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundX Investment Trust
Entity Central Index Key	0001602508
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
FundX ETF
Shareholder Report [Line Items]
Fund Name	FundX ETF
Class Name	FundX ETF
Trading Symbol	XCOR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FundX ETF for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX ETF	$120	1.00%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund overperformed its benchmark, the Morningstar Global Market Large Mid Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong gains as US stocks rallied fairly steadily throughout the period. Stock market gains were narrowly focused on mega-cap technology stocks through the first half of 2024. The tech trend weakened in the third quarter of 2024, and the market rally broadened.

Top Contributors
↑	US large-cap growth ETFs with exposure to leading tech stocks.

Top Detractors
↓	Small positions in global, mid-cap, and growth/value blend strategies.
PERFORMANCE
The Fund’s consistent exposure to tech-oriented US large-cap growth ETFs contributed positively to its performance and kept the Fund ahead of US and global benchmarks. Small positions in global and mid-cap blend ETFs didn’t keep pace with the benchmarks and were replaced.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX ETF (at NAV)	39.03	11.09	9.52
Morningstar Global Market Large Mid Index	31.36	11.97	9.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com for more recent performance information. Visit https://fundxetfs.com for more recent performance information.
Net Assets	$ 167,335,702
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 1,512,212
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$167,335,702
Number of Holdings	11
Net Advisory Fee	$1,512,212
Portfolio Turnover	34%

Holdings [Text Block]

Top 10 Holdings	(%)
iShares Russell Top 200 Growth ETF	12.0%
Vanguard Growth ETF	11.8%
iShares Russell 1000 Growth ETF	11.6%
Invesco S&P 500r Top 50 ETF	11.5%
Vanguard Russell 1000 Growth ETF	11.4%
Vanguard Mega Cap Growth ETF	10.6%
Schwab U.S. Large-Cap Growth ETF	10.4%
Invesco S&P 500 Momentum ETF	9.8%
iShares Global 100 ETF	7.2%
Vanguard S&P 500 Growth ETF	3.5%

Portfolio Allocation	(%)
Core Funds	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Aggressive ETF
Shareholder Report [Line Items]
Fund Name	FundX Aggressive ETF
Class Name	FundX Aggressive ETF
Trading Symbol	XNAV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FundX Aggressive ETF for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Aggressive ETF	$117	1.00%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund overperformed its benchmark, the Morningstar Global Market Large Mid Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong gains as US stocks rallied fairly steadily throughout the period. Stock market gains were narrowly focused on mega-cap technology stocks through the first half of 2024. The tech trend weakened in the third quarter of 2024, and the market rally broadened.

Top Contributors
↑	Technology sector ETFs, US mega-cap growth ETFs.

Top Detractors
↓	Biotech, foreign, and smaller-cap ETFs.
PERFORMANCE
The Fund’s consistent exposure to technology sector ETFs, such as semiconductor ETFs, contributed positively to returns and kept the fund ahead of its global benchmark, while a handful of positions outside the tech sector, including small positions in biotech, foreign, and smaller-cap ETFs, detracted from returns and were replaced.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Aggressive ETF (at NAV)	34.03	10.99	8.45
Morningstar Global Market Large Mid Index	31.36	11.97	9.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com for more recent performance information. Visit https://fundxetfs.com for more recent performance information.
Net Assets	$ 29,378,821
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 254,598
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$29,378,821
Number of Holdings	15
Net Advisory Fee	$254,598
Portfolio Turnover	74%

Holdings [Text Block]

Top 10 Holdings	(%)
iShares Expanded Tech Sector ETF	11.6%
iShares U.S. Technology ETF	11.1%
Schwab U.S. Large-Cap Growth ETF	10.0%
iShares Russell Top 200 Growth ETF	9.8%
Vanguard Mega Cap Growth ETF	9.7%
Vanguard Growth ETF	9.6%
VanEck Semiconductor ETF	9.4%
WisdomTree Japan Hedged Equity Fund	7.2%
Invesco QQQ Trust Series 1	6.5%
Invesco S&P 500 Momentum ETF	4.0%

Portfolio Allocation	(%)
Core Funds	43.1%
Sector Funds	41.2%
Aggressive Funds	15.4%
Cash & Other	0.3%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Conservative ETF
Shareholder Report [Line Items]
Fund Name	FundX Conservative ETF
Class Name	FundX Conservative ETF
Trading Symbol	XRLX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FundX Conservative ETF for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Conservative ETF	$113	1.01%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund underperformed its benchmark, the 60/40 S&P 500 TR and Bloomberg Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered solid gains as US stocks, fueled by mega-cap tech stocks, rallied to new highs, and bonds sank in the first half of 2024 as the Federal Reserve postponed expected interest rate cuts. Bonds soared in the third quarter as the Fed reduced rates by 0.50% and the stock market rally broadened.
Exposure to US large-cap growth ETFs, which provide diversified exposure to technology, contributed positively to returns.

Top Contributors
↑	US large-cap growth stock ETFs. High-yield and intermediate-term bond ETFs.

Top Detractors
↓	Short-term bond, floating-rate, and alternative ETFs.
PERFORMANCE
We actively repositioned the Fund’s bond allocation in response to changing bond markets: We sold shorter-term bond ETFs that had detracted from performance as yields fell in late 2023, and we replaced floating-rate ETFs, which lagged in advance of the Fed’s September 2024 interest rate cut. We steadily increased intermediate-term bond exposure and kept a steady allocation to high-yield bonds, which contributed to gains and added value versus the benchmark.
A small allocation to alternative ETFs, which tend to be less correlated to stocks and bonds, weighed on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Conservative ETF (at NAV)	24.66	6.82	6.52
60/40 S&P 500 TR and Bloomberg Aggregate Bond Index	25.98	9.78	8.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com for more recent performance information. Visit https://fundxetfs.com for more recent performance information.
Net Assets	$ 57,039,562
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 550,309
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$57,039,562
Number of Holdings	18
Net Advisory Fee	$550,309
Portfolio Turnover	84%

Holdings [Text Block]

Top 10 Holdings	(%)
iShares Russell Top 200 Growth ETF	7.1%
Schwab U.S. Large-Cap Growth ETF	7.0%
Vanguard Growth ETF	7.0%
Vanguard Mega Cap Growth ETF	7.0%
iShares MSCI USA Quality Factor ETF	6.7%
iShares Russell 1000 Growth ETF	6.5%
Invesco S&P 500 Top 50 ETF	6.5%
iShares Broad USD Investment Grade Corporate Bond ETF	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.0%

Portfolio Allocation	(%)
Core Funds	53.7%
Bond Funds	36.1%
Total Return Funds	9.8%
Cash & Other	0.4%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Flexible ETF
Shareholder Report [Line Items]
Fund Name	FundX Flexible ETF
Class Name	FundX Flexible ETF
Trading Symbol	XFLX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FundX Flexible ETF for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Flexible ETF	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund underperformed its benchmark, the  Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund posted solid gains during an uneven period for bonds. Bonds gained in late 2023 as yields declined, flagged in the first half of 2024 as the Federal Reserve postponed widely expected rate cuts, and then soared as the Fed made its first rate cut of 0.50%.

Top Contributors
↑	High-yield and intermediate-term bond exposure.

Top Detractors
↓	Short-term and floating-rate ETFs. Small position in alternative ETFs.
PERFORMANCE
Active management helped the ETF respond to these changes: We sold shorter-term bond ETFs that had detracted from performance as yields fell in late 2023, and we replaced floating-rate ETFs, which lagged in advance of the Fed’s September 2024 interest rate cut. We steadily increased intermediate-term bond exposure and kept a consistent allocation to high-yield bonds, which contributed to gains and added value versus the benchmark.
A small allocation to alternative ETFs, which tend to be less correlated to bonds, weighed on returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Flexible ETF (at NAV)	10.10	1.05	1.95
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com for more recent performance information. Visit https://fundxetfs.com for more recent performance information.
Net Assets	$ 63,804,165
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 400,551
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$63,804,165
Number of Holdings	10
Net Advisory Fee	$400,551
Portfolio Turnover	164%

Holdings [Text Block]

Top 10 Holdings	(%)
iShares 5-10 Year Investment Grade Corporate Bond ETF	12.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	12.6%
iShares Broad USD Investment Grade Corporate Bond ETF	12.6%
PIMCO Active Bond ETF	12.5%
SPDR Portfolio High Yield Bond ETF	12.0%
SPDR Bloomberg High Yield Bond ETF	11.1%
iShares Core Growth Allocation ETF	10.1%
Global X S&P 500 Covered Call ETF	9.9%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	6.0%
Fidelity Investments Money Market Government Portfolio	0.6%

Portfolio Allocation	(%)
Intermediate Term Bond Funds	50.4%
High Yield Bond Funds	29.1%
Total Return Funds	20.0%
Cash & Other	0.5%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest